Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
Federal	$ 5,285	$ 5,281	$ 2,326
State and local	1,930	982	1,394
Current	7,215	6,263	3,720
Deferred [Abstract]
Federal	3,642	(2,626)	3,175
State and local	1,100	(774)	(590)
Deferred	4,742	(3,400)	2,585
Total [Abstract]
Federal	8,927	2,655	5,501
State and local	3,030	208	804
Total	11,957	2,863	6,305
Assets [Abstract]
Inventory	2,567	6,221
Property, plant, and equipment	0	0
Goodwill and other intangible assets	0	0
Accrued pension and post-retirement costs	0	0
State NOL carryforward	2,236	3,225
Unrealized loss on investments	876	580
Leases	4,920	3,393
Original issue discount	3,800	4,806
Other	6,611	4,407
Gross deferred income taxes	21,010	22,632
Valuation allowance	(2,236)	(3,225)
Net deferred income tax assets	18,774	19,407
Liabilities [Abstract]
Inventory	0	0
Property, plant, and equipment	3,107	2,076
Goodwill and other intangible assets	8,144	7,672
Accrued pension and post-retirement costs	0	943
Leases	4,557	3,099
Original issue discount	0	0
Other	2,356	555
Deferred income tax liabilities	18,164	14,345
Uncertain Tax Positions [Abstract]
Uncertain tax positions	0
Interest and penalties recognized for uncertain tax positions	$ 0	$ 0	$ 0
Reconciliation of Effective Income Tax Rate [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%
State taxes	2.90%	0.70%	3.30%
Permanent differences	(1.60%)	(5.60%)	(2.90%)
Other	4.70%	(3.10%)	(0.80%)
Valuation allowance	(3.20%)	2.00%	(0.70%)
Effective income tax rate	23.80%	15.00%	19.90%
Income tax deduction related to exercise of stock options	$ 3,300	$ 4,600	$ 5,400
Income tax benefit related to exercise of stock options	700	$ 1,000	$ 1,100
State [Member]
Income Taxes [Abstract]
NOL carryforwards	52,900
NOL carryforwards with indefinite carryforward period	$ 21,200